DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Disclosure of detailed information about decommissioning, restoration and similar liabilities
The following table reconciles the beginning and ending carrying amounts of the Company's decommissioning and restoration liabilities. The majority of the expenditures are expected to take place between 2019 and 2119. Certain obligations related to post closure monitoring and maintenance at the Company's Chilean mines are expected to continue in perpetuity

	2018	2017
Balance, beginning of year	$274.3	$235.6
Accretion expense included in finance costs	14.9	26.7
Revisions in estimates and obligations	31.2	47.6
Expenditures during the current year	(5.3)	(4.6)
Foreign exchange impact	(30.6)	(3.9)
Reclassified to liabilities relating to assets held for sale	(34.2)	(27.1)
Balance, end of year	$250.3	$274.3
Current (i)	$9.1	$16.1
Non-current	241.2	258.2
	$250.3	$274.3

(i)	The current portion of decommissioning, restoration and similar liabilities is included in the current portion of Note 26: Other Provisions and Liabilities.